Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

September 30, 2019

Dates Covered
Collections Period	09/01/19 - 09/30/19
Interest Accrual Period	09/16/19 - 10/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/19	289,400,479.06	17,538
Yield Supplement Overcollateralization Amount 08/31/19	11,808,099.75	0
Receivables Balance 08/31/19	301,208,578.81	17,538
Principal Payments	11,815,056.14	288
Defaulted Receivables	293,216.56	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/19	9,768,641.87	0
Pool Balance at 09/30/19	279,331,664.24	17,234

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.02%
Prepayment ABS Speed	1.02%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,820,094.43	189
Past Due 61-90 days	886,210.37	49
Past Due 91-120 days	320,201.59	18
Past Due 121+ days	0.00	0
Total	5,026,506.39	256

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.74%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	309,696.05
Aggregate Net Losses/(Gains) - September 2019	(16,479.49)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.07%
Prior Net Losses Ratio	1.41%
Second Prior Net Losses Ratio	0.74%
Third Prior Net Losses Ratio	0.68%
Four Month Average	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.17%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.21%
Weighted Average APR, Yield Adjusted	5.21%
Weighted Average Remaining Term	42.71

Flow of Funds	$ Amount

Collections	12,924,858.08
Investment Earnings on Cash Accounts	6,097.81
Servicing Fee	(251,007.15)
Transfer to Collection Account	0.00
Available Funds	12,679,948.74

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	453,534.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	3,412,050.66
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	2,134,590.38

Total Distributions of Available Funds	12,679,948.74

Servicing Fee	251,007.15
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 09/16/19	282,743,714.90
Principal Paid	10,068,814.82
Note Balance @ 10/15/19	272,674,900.08

Class A-1
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2a
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2b
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-3
Note Balance @ 09/16/19	219,063,714.90
Principal Paid	10,068,814.82
Note Balance @ 10/15/19	208,994,900.08
Note Factor @ 10/15/19	91.2641485%

Class A-4
Note Balance @ 09/16/19	52,030,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	52,030,000.00
Note Factor @ 10/15/19	100.0000000%

Class B
Note Balance @ 09/16/19	11,650,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	11,650,000.00
Note Factor @ 10/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	476,543.54
Total Principal Paid	10,068,814.82
Total Paid	10,545,358.36

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.02750%
Coupon	2.12750%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	355,978.54
Principal Paid	10,068,814.82
Total Paid to A-3 Holders	10,424,793.36

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7212925
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.2400781
Total Distribution Amount	15.9613706

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.5544914
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.9686237
Total A-3 Distribution Amount	45.5231151

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	338.87
Noteholders' Principal Distributable Amount	661.13

Account Balances	$ Amount

Reserve Account
Balance as of 09/16/19	1,664,191.04
Investment Earnings	2,778.74
Investment Earnings Paid	(2,778.74)
Deposit/(Withdrawal)	-
Balance as of 10/15/19	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04